Share-Based Payment - Summary of Share Option Activity and Related Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012	Jun. 08, 2012	Apr. 08, 2011 Employees and Directors [Member]	Dec. 31, 2013 Employees and Directors [Member]	Dec. 31, 2012 Employees and Directors [Member]	Dec. 31, 2011 Employees and Directors [Member]	Apr. 08, 2011 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Dec. 31, 2011 Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option, Outstanding, Beginning Balance			13,740,000		18,719,980				12,600,000
Number of option, Granted		0		13,864,000	2,660,000			12,600,000
Number of option, Exercised	(2,660,000)				(2,660,000)	0	0
Number of option, Outstanding, Ending Balance			13,740,000		18,719,980	18,719,980			12,600,000	12,600,000
Number of option, Vested and expected to vest					18,337,300				12,600,000
Number of option, Exercisable					13,002,380				12,600,000
Weighted average exercise price, Outstanding, Beginning Balance					$ 0.25				$ 0.40
Weighted average exercise price, Granted				$ 0.40	$ 0.40			$ 0.40
Weighted average exercise price, Exercised	$ 0.2				$ 0.20
Weighted average exercise price, Outstanding, Ending Balance					$ 0.28	$ 0.25			$ 0.40	$ 0.40
Weighted average exercise price, Vested and expected to vest					$ 0.28				$ 0.40
Weighted average exercise price, Exercisable					$ 0.28				$ 0.40
Weighted average grant date fair value per share, Outstanding, Beginning Balance					$ 0.35
Weighted average grant date fair value per share, Granted					$ 0.95		$ 0.35				$ 0.31
Weighted average grant date fair value per share, Exercised					$ 0.36
Weighted average grant date fair value per share, Outstanding, Ending Balance					$ 0.43	$ 0.35			$ 0.31
Weighted average grant date fair value per share, Vested and expected to vest					$ 0.44				$ 0.31
Weighted average grant date fair value per share, Exercisable					$ 0.34				$ 0.31
Weighted average remaining contractual year, Outstanding					7 years 7 months 17 days	8 years 3 months 7 days			7 years 7 months 17 days	8 years 3 months 7 days
Weighted average remaining contractual year, Vested and expected to vest					7 years 7 months 21 days				7 years 3 months 7 days
Weighted average remaining contractual year, Exercisable					7 years 3 months 7 days				7 years 3 months 7 days
Aggregated intrinsic value, Outstanding					$ 60,936				$ 39,526
Aggregated intrinsic value, Vested and expected to vest					59,659				39,526
Aggregated intrinsic value, Exercisable					$ 42,388				$ 39,526